Business combinations - Business Combination, Pro Forma Information (Detail) - Macquarie Management Holdings Inc [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Business Combination [Line Items]
Total revenue	¥ 121,359	¥ 136,649
Net income attributable to Nomura	¥ 21,327	¥ 16,317